Segment and geographic information	6 Months Ended
Sep. 30, 2016
Segment and geographic information
Segment and geographic information

15. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2015
Non-interest revenue	¥243,509	¥47,272	¥322,744	¥89,542	¥703,067
Net interest revenue	2,838	2,499	75,351	(21,218)	59,470

Net revenue	246,347	49,771	398,095	68,324	762,537
Non-interest expenses	158,703	29,613	369,795	76,636	634,747

Income (loss) before income taxes	¥87,644	¥20,158	¥28,300	¥(8,312)	¥127,790

Six months ended September 30, 2016
Non-interest revenue	¥167,657	¥46,131	¥300,063	¥118,224	¥632,075
Net interest revenue	2,258	1,080	70,732	(17,702)	56,368

Net revenue	169,915	47,211	370,795	100,522	688,443
Non-interest expenses	146,840	27,539	284,886	81,671	540,936

Income (loss) before income taxes	¥23,075	¥19,672	¥85,909	¥18,851	¥147,507

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2015
Non-interest revenue	¥114,459	¥22,637	¥148,038	¥32,132	¥317,266
Net interest revenue	1,199	217	44,873	(16,052)	30,237

Net revenue	115,658	22,854	192,911	16,080	347,503
Non-interest expenses	78,913	14,442	184,282	39,090	316,727

Income (loss) before income taxes	¥36,745	¥8,412	¥8,629	¥(23,010)	¥30,776

Three months ended September 30, 2016
Non-interest revenue	¥85,235	¥21,962	¥150,447	¥52,022	¥309,666
Net interest revenue	929	(685)	29,416	89	29,749

Net revenue	86,164	21,277	179,863	52,111	339,415
Non-interest expenses	71,754	13,844	140,596	39,027	265,221

Income (loss) before income taxes	¥14,410	¥7,433	¥39,267	¥13,084	¥74,194

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other.”

The following table presents the major components of Income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2015	2016
Net gain (loss) related to economic hedging transactions	¥(1,501)	¥7,855
Realized gain on investments in equity securities held for operating purposes	205	656
Equity in earnings of affiliates	22,885	12,003
Corporate items	(43,925)	(9,572)
Other(1)	14,024	7,909

Total	¥(8,312)	¥18,851

	Millions of yen
	Three months ended September 30
	2015	2016
Net gain related to economic hedging transactions	¥1,052	¥(4,119)
Realized gain on investments in equity securities held for operating purposes	17	74
Equity in earnings of affiliates	9,054	10,945
Corporate items	(39,985)	(5,266)
Other(1)	6,852	11,450

Total	¥(23,010)	¥13,084

(1)	Includes the impact of Nomura’s own creditworthiness.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2015	2016
Net revenue	¥762,537	¥688,443
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,901)	(2,968)

Consolidated net revenue	¥760,636	¥685,475

Non-interest expenses	¥634,747	¥540,936
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥634,747	¥540,936

Income before income taxes	¥127,790	¥147,507
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,901)	(2,968)

Consolidated income before income taxes	¥125,889	¥144,539

	Millions of yen
	Three months ended September 30
	2015	2016
Net revenue	¥347,503	¥339,415
Unrealized gain (loss) on investments in equity securities held for operating purposes	(10,899)	7,580

Consolidated net revenue	¥336,604	¥346,995

Non-interest expenses	¥316,727	¥265,221
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥316,727	¥265,221

Income before income taxes	¥30,776	¥74,194
Unrealized gain (loss) on investments in equity securities held for operating purposes	(10,899)	7,580

Consolidated income before income taxes	¥19,877	¥81,774

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and Long-lived assets have been allocated based on transactions with external customers while Income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2015	2016
Net revenue(1):
Americas	¥111,875	¥130,577
Europe	66,873	77,408
Asia and Oceania	49,598	35,158

Subtotal	228,346	243,143
Japan	532,290	442,332

Consolidated	¥760,636	¥685,475

Income (loss) before income taxes:
Americas	¥(22,148)	¥22,186
Europe	(44,898)	3,472
Asia and Oceania	23,998	14,383

Subtotal	(43,048)	40,041
Japan	168,937	104,498

Consolidated	¥125,889	¥144,539

	Millions of yen
	Three months ended September 30
	2015	2016
Net revenue(1):
Americas	¥49,410	¥64,186
Europe	18,881	37,582
Asia and Oceania	21,873	19,650

Subtotal	90,164	121,418
Japan	246,440	225,577

Consolidated	¥336,604	¥346,995

Income (loss) before income taxes:
Americas	¥(19,791)	¥6,937
Europe	(35,180)	7,900
Asia and Oceania	9,210	8,322

Subtotal	(45,761)	23,159
Japan	65,638	58,615

Consolidated	¥19,877	¥81,774

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2016	September 30, 2016
Long-lived assets:
Americas	¥129,308	¥115,154
Europe	76,589	63,756
Asia and Oceania	13,485	12,436

Subtotal	219,382	191,346
Japan	247,425	244,519

Consolidated	¥466,807	¥435,865